Leases: Right-of-use assets and lease obligations - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening IFRS 16 value	$ 13,530	$ 11,872
Depreciation expense	3,308	2,513
Balance at the end	16,974	13,530
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Opening IFRS 16 value	17,955	14,354
Additions	5,536	1,904
Additions through business combination	3,277	2,584
Termination	(1,536)	(887)
Adjustments due to lease modification	(2,002)
Balance at the end	23,230	17,955
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Opening IFRS 16 value	(4,425)	(2,482)
Depreciation expense	3,308	2,513
Termination	(1,477)	(570)
Balance at the end	$ (6,256)	$ (4,425)